Consolidated Statements Of Cash Flows (Parenthetical)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Consolidated Statements Of Cash Flows [Abstract]
Senior notes interest rate	12.50%	12.50%
Maturity date of debt instrument	2015	2015